Consolidated Statements of Comprehensive Income (Parenthetical)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Income tax rate	34.00%	21.00%	34.00%	34.00%